Note 6 - Loans, Net of Allowance for Credit Losses - Portfolio Analysis (Details) - Loans [member] - CAD ($) $ in Thousands	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Statement Line Items [Line Items]
Loans, gross	$ 3,832,236	$ 2,979,880
Allowance for credit losses	(2,513)	(1,904)
Accrued interest	20,681	14,702
Total loans, net of allowance for credit losses	3,850,404	2,992,678
Point of sale loans and leases [member]
Statement Line Items [Line Items]
Loans, gross	2,879,320	2,220,894
Allowance for credit losses	(100)	(545)	$ (275)
Commercial real estate mortgages [member]
Statement Line Items [Line Items]
Loans, gross	889,069	710,369
Allowance for credit losses	(2,222)	(1,287)	(1,114)
Commercial real estate loans [member]
Statement Line Items [Line Items]
Loans, gross	8,793	13,165
Allowance for credit losses	(42)	(54)	(45)
Public sector and other financing [member]
Statement Line Items [Line Items]
Loans, gross	55,054	35,452
Allowance for credit losses	$ (149)	$ (18)	$ (19)